Events after the reporting date	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events after the reporting date

12.         Events after the reporting date

Sale of vessel

On May 28, 2024, the Company, through a wholly owned subsidiary, entered into an agreement to sell the 2005-built Moon Globe for a gross price of $11.5 million, before commissions, to an unaffiliated third party. The vessel was delivered to its new owners on July 8, 2024.

Debt financing & Financial Liability

On February 23, 2024, the Company, through its subsidiary Daxos Maritime Limited, entered into a $28 million sale and leaseback agreement with SK Shipholding S.A., a subsidiary of Shinken Bussan Co., Ltd. of Japan, with respect to the approximately 64,000 dwt bulk carrier “GLBS Might” which was delivered from the relevant shipyard on August 20, 2024. The Company has an obligation to purchase back the vessel at the end of the ten-year charter period. On February 28, 2024, the Company drew down the amount of $2.8 million, being the 10% deposit of the purchase price and on August 16, 2024, the Company drew down the remaining 90% of the purchase price, being $25.2 million.

Delivery of new building vessel

On August 12, 2024, the Company paid the remaining $18 million at Nantong Cosco KHI Ship Engineering Co., Ltd. and on August 20, 2024 the Company took delivery of a new Ultramax with carrying capacity of approximately 64,000 DWT, of which the Company had previously announced on August 23, 2023 and was named “m/v GLBS Might”. The total cost of the new vessel was approximately $35.3 million.

Miscellaneous Developments

On March 13, 2024, the Company awarded a consultant affiliated with our chief executive officer a one-time bonus of $3 million, half of which is payable immediately upon the delivery of the newbuilding vessel Hull NE442 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the agreement dated May 13, 2022) and the balance at the delivery of Hull NE443 (i.e., the vessel being constructed by Nantong Cosco Khi Ship Engineering pursuant to the other agreement dated May 13, 2022), in each case assuming Athanasios Feidakis remains Chief Executive Officer at each such relevant time, i.e. August 20, 2024 and September 20, 2024, respectively. Following the successful delivery of the newbuilding vessel Hull NE442, named GLBS Might, the Company paid the $1.5 million bonus on August 26, 2024 to the consultant as per the aforementioned award.